Exhibit 99.1

NISSAN AUTO RECEIVABLES 2012-A OWNER TRUST
Monthly Servicer's Certificate
for the month of April 2013

Collection Period	Apr-13	30/360 Days	30	Collection Period Start	1-Apr-13
Distribution Date	15-May-13	Actual/360 Days	30	Collection Period End	30-Apr-13
				Prior Month Settlement Date	15-Apr-13
				Current Month Settlement Date	15-May-13

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,654,254,316.18	1,021,470,474.51	976,887,509.82	0.608686
Yield Supplement Overcollaterization		49,343,270.39	23,661,541.69	22,119,966.29
Total Adjusted Portfolio		1,604,911,045.79	997,808,932.82	954,767,543.53
Total Adjusted Securities		1,604,911,045.79	997,808,932.82	954,767,543.53	0.594904
Class A-1 Notes	0.35860%	379,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.54000%	485,000,000.00	256,897,887.03	213,856,497.74	0.440941
Class A-3 Notes	0.73000%	514,000,000.00	514,000,000.00	514,000,000.00	1.000000
Class A-4 Notes	1.00000%	162,714,000.00	162,714,000.00	162,714,000.00	1.000000
Certificates	0.00000%	64,197,045.79	64,197,045.79	64,197,045.79	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2 Notes	43,041,389.29	115,604.05	88.7451326	0.2383589
Class A-3 Notes	0.00	312,683.33	-	0.6083333
Class A-4 Notes	0.00	135,595.00	-	0.8333333
Certificates	0.00	0.00	-	-
Total Securities	43,041,389.29	563,882.38

I. COLLECTIONS

Interest:
Interest Collections		2,135,982.00
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		2,135,982.00

Principal:
Principal Collections		43,952,909.78
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		43,952,909.78

Recoveries of Defaulted Receivables		742,368.11
Servicer Advances		45,077.80

Total Collections		46,876,337.69

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	67,822	997,808,932.82
Total Principal Payment		43,041,389.29
	66,509	954,767,543.53

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2012-A OWNER TRUST
Monthly Servicer's Certificate
for the month of April 2013

III. DISTRIBUTIONS

Total Collections	46,876,337.69
Reserve Account Draw	0.00
Total Available for Distribution	46,876,337.69

1. Reimbursement of Advance	108,192.55

2. Servicing Fee:
Servicing Fee Due	851,225.40
Servicing Fee Paid	851,225.40
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	115,604.05

Class A-2 Notes Monthly Interest Paid	115,604.05
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	312,683.33

Class A-3 Notes Monthly Interest Paid	312,683.33
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	135,595.00

Class A-4 Notes Monthly Interest Paid	135,595.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2012-A OWNER TRUST
Monthly Servicer's Certificate
for the month of April 2013

Total Note Monthly Interest
Total Note Monthly Interest Due	563,882.38
Total Note Monthly Interest Paid	563,882.38
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	45,353,037.36

4. Total Monthly Principal Paid on the Notes	43,041,389.29

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	43,041,389.29
Change in Total Noteholders' Principal Carryover Shortfall	0.00

5. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Change in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	2,311,648.07
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	2,311,648.07

V. RESERVE ACCOUNT

Initial Reserve Account Amount	4,012,277.61
Required Reserve Account Amount	4,012,277.61
Beginning Reserve Account Balance	4,012,277.61
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	4,012,277.61

Required Reserve Account Amount for Next Period	4,012,277.61

VI. POOL STATISTICS

Weighted Average Coupon	2.44%
Weighted Average Remaining Maturity	40.13

Principal Recoveries of Defaulted Receivables	742,368.11
Principal on Defaulted Receivables	630,054.91
Pool Balance at Beginning of Collection Period	1,021,470,474.51
Net Loss Ratio	-0.13%

Net Loss Ratio for Second Preceding Collection Period	0.23%
Net Loss Ratio for Preceding Collection Period	0.10%
Net Loss Ratio for Current Collection Period	-0.13%
Average Net Loss Ratio	0.06%

Cumulative Net Losses for all Periods	5,465,589.51

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2012-A OWNER TRUST
Monthly Servicer's Certificate
for the month of April 2013

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,536,474.78	271
61-90 Days Delinquent	1,315,492.27	79
91-120 Days Delinquent	300,375.86	19
Total Delinquent Receivables:	6,152,342.91	369
61+ Days Delinquencies as Percentage of Receivables	0.17%	0.15%

Delinquency Ratio for Second Preceding Collection Period		0.14%
Delinquency Ratio for Preceding Collection Period		0.14%
Delinquency Ratio for Current Collection Period		0.15%
Average Delinquency Ratio		0.14%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO